Material Accounting Policy Information	12 Months Ended
Dec. 31, 2025
Material Accounting Policy Information [Abstract]
Material Accounting Policy Information	3 Material Accounting Policy Information
The Group is required to disclose material accounting policy information. Accounting policy information is material if it can reasonably be expected to influence decisions that the primary users of financial statements make on the basis of those financial statements when considered together with other information included in the financial statements. The Group considers an accounting policy as material if the information relates to material transactions, other events or conditions or involves a high degree of uncertainty and has a material impact on the financial statements.
The principal accounting policies adopted are set out below.
(a) Basis of accounting
The consolidated financial statements of the Group and the standalone financial statements of
Marex Group plc have been prepared on a historical cost basis, except for the revaluation of certain assets and liabilities that are measured at fair value, as explained in the accounting policies below.
(b) Basis of consolidation
The consolidated financial statements include the financial statements of the Company and entities controlled by the Company (its subsidiaries) made up to 31 December each year. Control is achieved when the Company:
•has the power over the investee;
•is exposed, or has rights, to variable return from its involvement with the investee; and
•has the ability to use its power to affect its returns.
The Company reassesses whether or not it controls an investee if the facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.
Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Specifically, the results of subsidiaries acquired or disposed of during the year are included in the consolidated income statement from the date the Company gains control until the date when the Company ceases to control the subsidiary.
Where necessary, adjustments are made to the financial statements of subsidiaries to bring the accounting policies used in line with the Group’s accounting policies. All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between the members of the Group are eliminated on consolidation.
3        Material Accounting Policy Information continued
(c) Current versus non-current classification
The Group presents assets and liabilities in the statement of financial position based on current or non-current classification. An asset is current when it is:
•expected to be realized or intended to be sold or consumed in the normal operating cycle;
•held primarily for the purpose of trading; or
•expected to be realized within 12 months after the reporting period.
All other assets are classified as non-current.
A liability is current when:
•it is expected to be settled in the normal operating cycle;
•it is held primarily for the purpose of trading;
•it is due to be settled within 12 months after the reporting period; or
•the Group does not have the right at the end of the reporting period to defer settlement of the liability for at least 12 months after the reporting period.
The terms of the liability that could, at the option of the counterparty, result in its settlement by the issue of equity instruments do not affect its classification.
The Group classifies all other liabilities as non-current. Deferred tax assets and liabilities are classified as non-current assets and liabilities.
(d) Going concern
The Directors have assessed the going concern basis of preparation of the Group’s consolidated financial statements, drawing on the Group's Internal Capital Adequacy and Risk Assessment (ICARA)
process as the principal framework for this evaluation. Through the ICARA, the Directors have identified and assessed the material risks and potential harms to which the Group is exposed, including market risk arising from proprietary positions and client-related exposures, credit and counterparty risk, operational and business continuity risk, and liquidity risk arising from potential stress on funding lines and collateral requirements.
These risks have been incorporated into a range of severe but plausible stress scenarios, including adverse market movements leading to increased margin calls and potential counterparty default, a sustained reduction in trading volumes and revenue, and a combined market and liquidity stress reflecting correlated risk factors. The scenarios have been calibrated with reference to both historical stress events and forward-looking indicators reflecting the current macroeconomic and geopolitical environment. The results of these stress tests demonstrate that the Group maintains sufficient regulatory capital and liquidity resources throughout the forecast period to meet its Investment Firm Prudential Regime (IFPR)
requirements, including its own funds threshold requirement and liquid assets threshold requirement. The
Group also retains adequate headroom within its credit facilities, with sufficient cash and undrawn balances to meet contractual maturities and covenant obligations under stressed conditions.
On this basis, the Directors have concluded that no material uncertainty exists that may cast significant doubt on the Group's ability to continue as a going concern for a period of at least 12 months from the date these financial statements were approved and authorized for issuance. Accordingly, the
Directors continue to adopt the going concern basis of accounting in preparing these consolidated financial statements.
3        Material Accounting Policy Information continued
(e) Business combinations
Acquisitions of businesses are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of assets transferred by the Group, liabilities incurred by the Group to the former owners of the acquiree and the equity interest issued by the Group in exchange for control of the acquiree. Acquisition-related costs are recognized in the income statement as incurred and presented within other expenses.
At the acquisition date, the identifiable assets acquired, and the liabilities assumed are recognized at their fair values at the acquisition date, except that, where relevant:
•deferred tax assets or liabilities and assets or liabilities related to employee benefit arrangements are recognized and measured in accordance with IAS 12 Income Taxes and IAS 19 Employee
Benefits respectively;
•liabilities or equity instruments related to share-based payment arrangements of the acquiree or share-based payment arrangements of the Group entered into to replace share-based arrangements of the acquiree are measured in accordance with IFRS 2 at the acquisition date;
and
•assets (or disposal groups) that are classified as held for sale in accordance with IFRS 5 Non-
current Assets held for Sale and Discontinued Operations are measured in accordance with IFRS
5.
Goodwill arises on business combinations and represents the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the fair value of the Group’s share of the identifiable assets, liabilities and contingent liabilities acquired. Where the fair value of the
Group’s share of the identifiable assets, liabilities and contingent liabilities of the acquired business is greater than the cost of acquisition, the excess is recognized immediately in the income statement as a bargain purchase gain.
When the consideration transferred by the Group in a business combination includes contingent consideration, the contingent consideration is measured at its acquisition date fair value. Subsequent accounting for changes in the fair value of the contingent consideration depends on its classification.
Contingent consideration that is classified as equity is not subsequently remeasured and its settlement is accounted for within equity. Other contingent consideration is remeasured to fair value at subsequent reporting dates with changes in fair value recognized in the income statement.
Goodwill has an indefinite useful economic life and is measured at cost less any accumulated impairment losses. It is tested for impairment annually and whenever there is an indicator of impairment.
Where the carrying value exceeds the higher of the value in use or fair value less cost to sell, an impairment loss is recognized in the income statement.
3        Material Accounting Policy Information continued
(f) Revenue recognition
The Group’s Revenue consists of:
Net commission and fee income
Sales and brokerage commissions are generated by internal brokers and introducing broker dealers when customers trade exchange traded derivatives, over-the-counter ('OTC') traded derivatives, fixed income securities and equity securities.
The Group is responsible for executing and clearing its customers’ purchases and sales and as such it acts as principal, as a result, commission and fee income is recognized on a gross basis.
Commissions charged to customers on exchange traded derivatives and over-the-counter traded derivatives are recognized at a point in time on the trade date when a client order is cleared or executed
(i.e. when the performance obligation is satisfied). Commissions charged to customers on traded securities are sales-based commissions that are recognized at a point in time on the trade date. Sales based commissions are typically a fixed fee per security transaction and in certain instances, are based on a percentage of the transaction value.
Commission charged to customers on clearing transactions recoup clearing fees and other fee expenses incurred. Clearing fees earned represent the recharge of transaction-based fees charged by the various exchanges and clearing organizations at which the Group or one of its clearing brokers is a member for the purpose of executing and/or clearing trades through them. Clearing fees incurred are generally passed through to clients’ accounts and are reported gross as the Group maintains control over the clearing and execution services provided, maintains relationships with the exchanges or clearing brokers, and has ultimate discretion in whether the fees incurred are passed through to the clients and the rates at which they are passed through. As clearing fees charged are transaction based, they are recognized at a point in time on the trade date along with the related commission income when the client order is cleared or executed.
In connection with the execution and clearing of trades, the Group is required to pay fees to the executing brokers, exchanges, clearing organizations and banks. These fees are based on transaction volumes and recognized as commission and fee expense on the trade date. The Group also pays commissions to third party introducing brokers (individuals or organizations) that maintain relationships with clients and introduce them to the Group. Introducing brokers accept orders from clients whilst the Group provides the accounts, transaction, margining and reporting services, including money and securities from clients. Introducing brokers' commissions are determined monthly and presented in commission and fee expense in the income statement and settled quarterly. Commission and fee expenses are generally passed through to clients' accounts. No other costs related to the generation of commission income are included within commission and fee expense.
3        Material Accounting Policy Information continued
Net trading income
Net trading income includes realized and unrealized gains and losses derived from transactions in
OTC derivatives, exchange traded derivatives, equity instruments, stock borrowing and stock lending, repurchase and reverse repurchase agreements, fixed income securities, and foreign exchange. These transactions are the result of trading activity, being managed at fair value. As such the resulting net trading income includes the gains and losses on transactions executed with clients and other counterparties, and where the Group enters into these transactions on its own account.
Net trading income also includes fair value movements on the following financial liabilities designated at fair value through profit or loss:
•Structured notes, are hybrid debt securities issued. Fair value movements, excluding those related to own credit risk and interest expense, are recorded in net trading income;
•Repurchase agreements and stock loans, held as part of the Group's trading book, are managed at fair value. The fair value movements, including the realized gain or loss on settlement, and the interest derived from the activity is recorded within net trading income.
In certain transactions, the transaction price of the financial instrument differs from the fair value calculated using valuation models. This difference is called day 1 profit or loss and is recognized immediately in the income statement in net trading income only when:
•the fair value determined using valuation models is based only on observable inputs;
•the fair value determined using valuation models is based on both observable and unobservable inputs but the impact of the unobservable inputs in the fair value is insignificant.
In all other cases, the financial instrument is initially recognized at the transaction price and the recognition of day 1 profit or loss is deferred and amortized through the term of the deal or to the date when unobservable inputs become observable (if sooner) unless specific factors relevant to the trade require a specific recognition pattern.
Net interest income
Interest income includes the interest earned on the cash and financial instruments balances held on behalf of the Group's clients as well as the Group's own cash balances and the interest earned from investments in reverse repurchase agreements and US Treasuries which are undertaken on the Group’s own behalf instead of the facilitation of the Group’s market making and opportunistic trading activities.
Interest income is calculated using the effective interest rate (‘EIR’) method. The effective interest rate is the rate that exactly discounts the estimated future cash payments or receipts over the expected life of the financial instrument to the gross carrying amount of the financial asset (before adjusting for expected credit losses) or the amortized cost of the financial liability.
Interest expense includes interest paid to our clients on their balances and interest paid on debt securities issued and other drawn borrowings. Interest expense is calculated using the effective interest method. The interest expense component of the Group’s structured notes, designated at fair value through profit or loss is also presented in interest expense. This approach aligns with the way that the
Group manages the issued debt securities, as it considers the structured notes to be a source of liquidity and funding and therefore the interest flows are crucial to understanding the interest rate sensitivity of the
Group.
3        Material Accounting Policy Information continued
Net physical commodities income
The Group enters into contracts to purchase physical commodities for the purpose of selling in the near future (90 days on average) to generate a profit from the fluctuations in prices. In accordance with
IFRS 9, these contracts are recognized and measured at fair value, with the resulting fair value gains and losses included in net physical commodities income. Contracts to purchase and sell physical commodities are provisionally priced at the date that an initial invoice is issued. Provisionally priced contracts are contracts where the price of the contract is subject to adjustments resulting from these contracts being priced against a future quoted price after settlement of the underlying commodity. Provisionally priced payables and receivables are measured initially and subsequently at their fair value through profit or loss until settlement and are presented within trade payables in the trade and other payables and trade debtors in the trade and other receivables line item in the statement of financial position.
(g) Tax
The tax expense represents the sum of the tax currently payable and deferred tax.
Current tax
The current tax payable is based on taxable profit for the year. Taxable profit differs from profit before tax as reported in the income statement because it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are never taxable or deductible. The
Group’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.
A provision is recognized for those matters for which the tax determination is uncertain but it is considered probable that there will be a future outflow of funds to a tax authority. The provisions are measured at the best estimate of the amount expected to become payable. The assessment is based on the judgment of tax professionals within the Company supported by previous experience in respect of such activities and in certain cases based on specialist independent tax advice.
3        Material Accounting Policy Information continued
Deferred tax
Deferred tax is the tax expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit, and is accounted for using the balance sheet liability method. Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets are recognized to the extent that it is probable that future taxable profits will be available against which deductible temporary differences can be utilized. Such assets and liabilities are not recognized if the temporary difference arises from the initial recognition of goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.
Deferred tax liabilities are recognized for taxable temporary differences arising on investments in subsidiaries and associates, and interests in joint ventures, except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.
The carrying amount of deferred tax assets is reviewed at each balance sheet date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.
Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled or the asset is realized based on tax laws and rates that have been enacted or substantively enacted at the balance sheet date.
The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same tax authority and the Group intends to settle its current tax assets and liabilities on a net basis or to realize the asset and settle the liability simultaneously.
3        Material Accounting Policy Information continued
Current tax and deferred tax for the year
Current and deferred tax are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity respectively, with the exception of the coupon on AT1 securities in respect of which the coupon is charged to equity but the related tax relief is taken to the income statement tax expense. Where current tax or deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.
In determining whether uncertain tax positions exist, the Group assesses whether it is probable that a tax authority will accept the uncertain tax treatment applied or proposed to be applied in its income tax filings. The Group assesses for each uncertain tax treatment whether it should be considered independently or whether some tax treatments should be considered together based on what the Group believes provides a better prediction of the resolution of the uncertainty. The Group measures tax uncertainties using its best estimate of likely outcomes for which it relies on estimates and assumptions and may involve judgments about future events. Corporate activity as well as day to day operations may give rise to tax uncertainties. The Group has determined, with the benefit of opinions from external tax advisors and legal counsel, where appropriate, that it has provided for all tax liabilities that are probable to arise from such activities. New information may become available that causes the Group to change its judgment regarding the adequacy of existing tax liabilities. Such changes could result in incremental tax liabilities which could have a material effect on cash flows, financial condition and results of operations.
Where the final tax outcome of these matters is different from the amounts that were originally estimated such differences will impact the income tax and deferred tax provisions in the period in which such determination is made.
(h) Impairment of non-financial assets
Impairment tests on goodwill and intangible assets with indefinite useful lives are undertaken annually and whenever there is an indicator of impairment. Other non-financial assets are subject to impairment tests whenever events or changes in circumstances indicate that their carrying amount may not be recoverable.
The impairment test is carried out on the asset’s cash generating unit (i.e. the smallest group of assets in which the asset belongs for which management measures separately identifiable cash flows).
Where the asset does not generate cash flows that are independent from other assets, the Group estimates the recoverable amount of the cash generating unit to which the asset belongs. When a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash generating units, or otherwise, they are allocated to the smallest group of cash generating units for which a reasonable and consistent allocation can be identified.
The recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-
tax discount rate that reflects current market assessments of the time value of money and risks specific to the asset for which the estimates of future cash flows have not been adjusted.
Where the carrying value of an asset exceeds its recoverable amount an impairment loss is recognized in the income statement.
An impairment loss in respect of goodwill is not reversed. For non-financial assets other than goodwill, an impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.
3        Material Accounting Policy Information continued
(i) Financial instruments
Initial recognition and measurement
Financial assets and financial liabilities are recognized in the Group’s statement of financial position on a trade-date basis, being the date when the Group becomes a party to the contractual provisions of the instrument.
The Group's financial instruments are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities recognized at fair value through profit or loss) are added to or deducted from the fair value of the financial instrument, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.
Financial assets are classified based on the business model within which the asset is held and the characteristics of the financial asset’s contractual cash flows. Financial assets are classified on initial recognition based on the Group's assessment of the following criteria:
•the Group's business model for managing the asset; and
•whether the contractual cashflows represent solely payments of principal and interest (SPPI) on the principal amount outstanding.
Following Group's assessment of this criteria, subsequent measurement is recognized at amortized cost, fair value through other comprehensive income (FVOCI) or fair value through profit or loss (FVTPL).
Financial assets
All regular way purchases or sales of financial assets are recognized and derecognized on a trade date basis. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the timeframe established by regulation or convention in the marketplace.
All recognized financial assets are subsequently measured in their entirety at either amortized cost or fair value, depending on the classification of the financial assets.
Financial assets measured at amortized cost
Financial assets are measured at amortized cost when the following conditions are satisfied:
•the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
•the contractual terms of the financial asset give rise on specified dates to cash flows that are SPPI on the principal amount outstanding.
Additionally, financial assets are not measured at amortized cost if they have been classified as designated at FVTPL.
Financial instruments measured at fair value through other comprehensive income (FVTOCI)
Financial assets that meet both of the following conditions and have not been designated as at
FVTPL are measured at FVTOCI:
•the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling the financial assets; and
•the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
3        Material Accounting Policy Information continued
Financial instruments measured at fair value through profit or loss (FVTPL)
Financial assets that do not meet the criteria to be measured at amortized cost or FVTOCI are subsequently measured at FVTPL. These include the following categories:
•financial assets that are held for active trading or held as part of a portfolio that is managed together with short-term profit or position taking (held for trading (HFT)). This classification includes all derivative financial assets, except those that are designated as hedging instruments in qualifying hedge relationships and are classified as FVTPL:
•financial assets in a business model whose objective is achieved by managing the financial assets on a fair value basis in order to realize gains and losses as opposed to a business model in which the objective is to collect contractual cash flows (FVTPL):
•financial assets that fail the SPPI test (FVTPL): and
•financial assets that have been designated to be measured at fair value through profit or loss to eliminate or significantly reduce an accounting mismatch.
The Group may make the following irrevocable election and/or designation at initial recognition of a financial asset:
•the Group may irrevocably elect to present subsequent changes in fair value of an equity investment in other comprehensive income if certain criteria are met; and
•the Group may irrevocably designate a debt investment that meets the amortized cost or FVTOCI criteria as measured at FVTPL if doing so eliminates or significantly reduces an accounting mismatch.
The following accounting policies apply to the subsequent measurement of financial assets.
3        Material Accounting Policy Information continued
Amortized cost and effective interest rate method
The effective interest rate method is a method of calculating the amortized cost of a debt instrument and of allocating interest income over the relevant period.
For financial instruments other than purchased or originated credit-impaired financial assets, the effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) excluding expected credit losses, through the expected life of the debt instrument, or, where appropriate, a shorter period, to the gross carrying amount of the debt instrument on initial recognition.
The amortized cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortization using the EIR method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance.
On the contrary, the gross carrying amount of a financial asset is the amortized cost of a financial asset before adjusting for any loss allowance.
Interest income is recognized using the EIR method for debt instruments measured subsequently at amortized cost and at FVTOCI. For financial instruments other than purchased or originated credit-
impaired financial assets, interest income is calculated by applying the EIR to the gross carrying amount of a financial asset, except for financial assets that have subsequently become credit-impaired. For financial assets that have subsequently become credit-impaired interest income is recognized by applying the EIR to the amortized cost of the financial asset.
Investments in debt instruments classified as amortized cost
Debt instruments classified as amortized cost are subsequently measured using the EIR method and are subject to impairment. Gains and losses are recognized in the income statement when the asset is derecognized, modified or impaired. The Group’s financial assets held at amortized cost include US treasury and agency bonds (classified as Treasury Instruments on the statement of financial position) and trade receivables.
Investments in equity designated as at FVTOCI
On initial recognition, the Group made an irrevocable election (on an instrument-by-instrument basis) to designate investments in equity instruments as at FVTOCI. Designation at FVTOCI is not permitted if the equity investment is held for trading or if it is contingent consideration recognized by an acquirer in a business combination to which IFRS 3 Business Combinations ("IFRS 3") applies.
A financial asset is held for trading if:
•it has been acquired principally for the purpose of selling it in the near term; or
•on initial recognition it is part of a portfolio of identified financial instruments that the Group manages together and has evidence of a recent actual pattern of short-term profit taking; or
•it is a derivative (except for a derivative that is a financial guarantee contract or a designated and effective hedging instrument).
Investments in equity instruments at FVTOCI are initially measured at fair value plus transaction costs and are presented as investments in the statement of financial position. Subsequently, they are measured at fair value with gains and losses arising from changes in fair value recognized in other comprehensive income and accumulated in the revaluation reserve. The cumulative gain or loss will not be reclassified to profit or loss on disposal of the equity investments; instead it will be transferred to retained earnings. The Group has designated all investments in equity instruments that are not held for trading as at FVTOCI on initial application of IFRS 9.
3        Material Accounting Policy Information continued
Financial assets at FVTPL
Financial assets that do not meet the criteria for being measured at amortized cost or FVTOCI are measured at FVTPL. Specifically:
•investments in equity instruments are classified as at FVTPL, unless the Group designates an equity investment that is neither held for trading nor a contingent consideration arising from a business combination as at FVTOCI on initial recognition; and,
•debt instruments that do not meet the amortized cost criteria are classified as FVTPL, such as the fixed income securities and reverse repurchase agreements which the Group holds to settle the trading and market making obligations of the Group.
For financial assets that are measured at FVTPL, either through the business model test or designation, interest income is recorded as a part of the changes in the fair value of the asset, and including other components is recorded within net trading income. Investments in equity instruments remeasured at FVTPL include equity securities and derivative instruments which have equities as the underlier.
Impairment of financial assets
The Group recognizes a loss allowance for expected credit losses ('ECL') on investments in debt instruments that are measured at amortized cost or at FVTOCI. No impairment loss is recognized for investments in equity instruments. The amount of ECL is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective financial instrument.
The Group always recognizes lifetime ECL for trade receivables. ECL are a probability‐weighted estimate of credit losses based on both quantitative and qualitative information and analysis, based on the Group’s historical experience and informed credit assessment and forward-looking expectation.
For all other financial instruments, the Group recognizes lifetime ECL when there has been a significant increase in credit risk since initial recognition. If, on the other hand, the credit risk on the financial instrument has not increased significantly since initial recognition, the Group measures the loss allowance for that financial instrument at an amount equal to 12-month ECL. The assessment of whether lifetime ECL should be recognized is based on significant increases in the likelihood or risk of a default occurring since initial recognition instead of on evidence of a financial asset being credit-impaired at the reporting date or an actual default occurring. Lifetime ECL represents the ECL that will result from all possible default events over the expected life of a financial instrument. In contrast, 12-month ECL represents the portion of lifetime ECL that is expected to result from default events on a financial instrument that is possible within 12 months after the reporting date.
3        Material Accounting Policy Information continued
Measurement and recognition of expected credit losses
At the reporting date, an allowance is required for the 12-month (Stage 1) ECL. If the credit risk has significantly increased since initial recognition (Stage 2), or if the financial instrument is credit-impaired
(Stage 3), an allowance (or provision) is recognized for the lifetime ECL.
The measurement of ECL is a function of the probability of default, loss given default (i.e. the magnitude of the loss if there is a default) and the exposure at default. The assessment of the probability of default and loss given default is based on historical data adjusted by forward-looking information as indicated above. As for the exposure at default, for financial assets, this is represented by the assets’
gross carrying amount at the reporting date, less any collateral held.
For financial assets, the ECL is estimated as the difference between all contractual cash flows that are due to the Group in accordance with the contract and all the cash flows that the Group expects to receive, discounted at the original effective interest rate.
The grouping is regularly reviewed by management to ensure the constituents of each group continue to share similar credit risk characteristics.
Where lifetime ECL is measured on a collective basis to cater for cases where evidence of significant increases in credit risk at the individual instrument level may not yet be available, the financial instruments are grouped on the following basis:
•nature of financial instruments; and
•external credit ratings where available.
If the Group has measured the loss allowance for a financial instrument at an amount equal to lifetime ECL in the previous reporting period, but determines at the current reporting date that the conditions for lifetime ECL are no longer met, the Group measures the loss allowance at an amount equal to 12-month ECL at the current reporting date.
The Group recognizes an impairment gain or loss in profit or loss for all financial instruments with a corresponding adjustment to their carrying amount through a loss allowance account, except for investments in debt instruments that are measured at FVTOCI, for which the loss allowance is recognized in other comprehensive income and accumulated in the revaluation reserve, and does not reduce the carrying amount in the statement of financial position.
Simplified approach
The Group adopts a simplified approach for trade receivables whereby allowances are always equal to lifetime ECL. The ECL on trade receivables are estimated using a provision matrix by reference to historical credit losses experience adjusted for current and expected future economic conditions. When a trade receivable balance is more than 180 days past due, the Group further performs a qualitative review of the debtor analyzing factors such as the debtor’s current financial position, past due days, cash collection history and internal credit ratings to determine whether the Group has reasonable and supportable information to apply a higher credit loss rate adjusted by forward-looking information.
3        Material Accounting Policy Information continued
Significant increases in credit risk
In assessing whether the credit risk on a financial instrument has increased significantly since initial recognition, the Group compares the risk of a default occurring on the financial instrument at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition. In making this assessment, the Group considers both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information that is available without undue cost or effort.
In particular, the following information is taken into account when assessing whether credit risk has increased significantly since initial recognition:
•an actual or expected significant deterioration in the financial instrument’s external (if available) or internal credit rating; and
•significant deterioration in external market indicators of credit risk for a particular financial instrument.
The Group assumes that the credit risk on a financial instrument has not increased significantly since initial recognition if the financial instrument is determined to have low credit risk, based on all of the following: (i) the financial instrument has a low risk of default in accordance with either internal or external credit ratings; (ii) the borrower has a strong capacity to meet its contractual cash flow obligations in the near term; and (iii) adverse changes in economic and business conditions in the long term may, but will not necessarily, reduce the ability of the borrower to fulfil its contractual cash flow obligations. The Group regularly monitors the effectiveness of the criteria used to identify whether there has been a significant increase in credit risk and revises them as appropriate to ensure that each criterion is capable of identifying a significant increase in credit risk before the amount becomes past due.
Definition of default
The Group considers the following as constituting an event of default for internal credit risk management purposes as historical experience indicates that receivables and other assets that meet either of the following criteria are generally not recoverable:
•when there is a breach of financial covenants by the counterparty; or
•information developed internally or obtained from external sources indicates that the debtor is unlikely to pay its creditors, including the Group, in full (without taking into account any collateral held by the Group) or partially.
Credit-impaired financial assets
A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. Evidence that a financial asset is credit-
impaired includes observable data about the following events:
•significant financial difficulty of the issuer or the borrower;
•a breach of contract, such as default or past due event;
•it is becoming probable that the borrower will enter bankruptcy or other financial reorganization; or
•the disappearance of an active market for that financial asset because of financial difficulties.
3        Material Accounting Policy Information continued
Write-off policy
The Group writes off a financial asset when there is information indicating that the counterparty is in severe financial difficulty and there is no reasonable expectation of recovery, e.g. when the counterparty has been placed under liquidation or has entered into bankruptcy proceedings. Financial assets written off may still be subject to collection activities under the Group’s recovery procedures, taking into account legal advice where appropriate. Any recoveries made are recognized in profit or loss.
Presentation of impairment
The Group recognizes an impairment gain or loss in profit or loss for all financial instruments with a corresponding adjustment to their carrying amount through a loss allowance account, except for investments in debt instruments that are measured at FVTOCI, for which the loss allowance is recognized in other comprehensive income and accumulated in the revaluation reserve, and does not reduce the carrying amount of the financial asset in the statement of financial position.
Provision for credit losses related to trade and other receivables, including settlement balances and deposits paid for securities borrowed are presented on the face of the income statement.
Derecognition of financial assets
The Group derecognizes a financial asset only when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity. If the Group neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Group recognizes its retained interest in the asset and an associated liability for amounts it may have to pay. If the Group retains substantially all the risks and rewards of ownership of a transferred financial asset, the Group continues to recognize the financial asset and also recognizes a collateralized borrowing for the proceeds received.
On derecognition of a financial asset measured at amortized cost, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in the income statement. In addition, on derecognition of an investment in a debt instrument classified as at
FVTOCI, the cumulative gain or loss previously accumulated in the revaluation reserve is reclassified to the income statement. In contrast, on derecognition of an investment in equity instrument which the
Group has elected on initial recognition to measure at FVTOCI, the cumulative gain or loss previously accumulated in the revaluation reserve is not reclassified to the income statement but is transferred to retained earnings.
Financial liabilities
All financial liabilities are measured subsequently at amortized cost using the effective interest rate method or at FVTPL.
Financial liabilities that arise when a transfer of a financial asset does not qualify for derecognition or when the continuing involvement approach applies and financial guarantee contracts issued by the
Group, are measured in accordance with the specific accounting policies set out below.
Financial liabilities at FVTPL
Financial liabilities are classified as at FVTPL when the financial liability is (i) contingent consideration recognized by an acquirer in a business combination to which IFRS 3 applies, (ii) held for trading or (iii) designated as at FVTPL.
3        Material Accounting Policy Information continued
A financial liability is classified as held for trading if:
•it has been acquired principally for the purpose of repurchasing it in the near term; or
•on initial recognition it is part of a portfolio of identified financial instruments that the Group manages together and has a recent actual pattern of short-term profit-taking; or
•it is a derivative, except for a derivative that is a financial guarantee contract or a designated and effective hedging instrument.
A financial liability other than a financial liability held for trading or contingent consideration of an acquirer in a business combination may be designated as at FVTPL upon initial recognition if:
•such designation eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise; or
•the financial liability forms part of a group of financial assets or financial liabilities or both, which is managed and its performance is evaluated on a fair value basis, in accordance with the Group’s documented risk management or investment strategy, and information about the grouping is provided internally on that basis; or
•it forms part of a contract containing one or more embedded derivatives, and IFRS 9 permits the entire combined contract to be designated at FVTPL.
Financial liabilities at FVTPL are measured at fair value, with any gains or losses arising on changes in fair value recognized in the income statement to the extent that they are not part of a designated hedging relationship. The interest expense on structured notes designated at FVTPL is recognized in interest expense based on the implied variable market interest rate. The fair value associated with the remaining underlying risk is recognized in net trading income.
In respect of financial liabilities that are designated as at FVTPL (i.e. structured notes issued, repurchase agreements and stock lending), the amount of change in the fair value of the financial liability that is attributable to changes in the credit risk of that liability is recognized in other comprehensive income, unless the recognition of the effects of changes in the liability’s credit risk in other comprehensive income would create or enlarge an accounting mismatch in the income statement. The remaining amount of change in the fair value of the liability is recognized in the income statement. Changes in the fair value attributable to a financial liability’s credit risk that are recognized in other comprehensive income are not subsequently reclassified to the income statement. Instead, they are transferred to retained earnings upon derecognition of the financial liability.
Financial liabilities measured at amortized cost
Financial liabilities that are not (i) contingent consideration of an acquirer in a business combination, (ii) held-for-trading, or (iii) designated at FVTPL, are measured subsequently at amortized cost using the effective interest rate method.
3        Material Accounting Policy Information continued
Derecognition of financial liabilities
A financial liability is derecognized when the obligation under the liability is discharged, cancelled or expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in the income statement.
When the Group exchanges with the existing lender one debt instrument into another one with substantially different terms, such exchange is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. Similarly the Group accounts for substantial modification of terms of an existing liability or part of it as an extinguishment of the original financial liability and the recognition of a new liability. The terms are substantially different if the discounted present value of the cash flows under the new terms, including any fees paid net of any fees received and discounted using the original effective rate, is at least 10% different from the discounted present value of the remaining cash flows of the original financial liability. If the modification is not substantial, the difference between: (i) the carrying amount of the liability before the modification; and (ii) the present value of the cash flows after modification should be recognized in the income statement as the modification gain or loss.
Offsetting of financial assets and liabilities
Financial assets and liabilities are offset and the net amount is reported in the statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention and ability to settle on a net basis, or to realize the assets and liabilities simultaneously.
The financial assets and liabilities which met the requirements for offsetting have been presented in note 34(c).
Derivative instruments
The Group uses derivative financial instruments, such as forward currency contracts, OTC precious and base metal contracts, agriculture contracts, energy contracts and equities. Such derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.
This includes embedded derivatives in a hybrid contract, with a financial liability or non-financial host, is separated from the host and accounted for as a separate derivative if: the economic characteristics and risks are not closely related to the host; a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and the hybrid contract is not measured at fair value through profit or loss. Embedded derivatives are measured at fair value with changes in fair value recognized in profit or loss. Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the fair value through profit or loss category.
The Group utilizes the services of a prime broker to enter into derivative contracts that are used to economically hedge its structured notes issuance business. The agreement provides for net settlement of daily margin calls and in addition, should there be a default event, this would also be settled on a net basis. On this basis the Group has determined that the balance representing cash held at the prime broker and various derivative instruments represent one unit of account and should be shown within
‘Derivative Assets’ in the statement of financial position.
3        Material Accounting Policy Information continued
Issued debt and equity instruments
The Group applies IAS 32 Financial Instruments: Presentation to determine whether an instrument is either a financial liability (debt) or equity. Issued financial instruments or their components are classified as liabilities if the contractual arrangement results in the Group having an unconditional obligation to either deliver cash or another financial asset, or a variable number of equity shares, to the holder of the instrument. If this is not the case, the instrument is generally an equity instrument and the proceeds included in equity, net of transaction costs. Dividends and other returns to equity holders are recognized
(other than for AT1 securities) when approved for payment by the Board of Directors and treated as a deduction from equity. Distributions paid to holders of AT1 securities are shown as dividends and are treated as a deduction from equity.
Debt securities are the Group's issued debt instruments which are comprised of hybrid financial instruments and vanilla debt instrument. Structured notes issued are hybrid financial instruments and are composed of debt components and embedded derivatives and are designated as FVTPL. Changes in fair value are recognized within net trading income except for changes related to the Group’s own credit risk which are recognized in other comprehensive income and interest related to the hybrid debt securities is presented within interest expense. Vanilla debt instruments are presented within debt securities in line with their maturity profile and have no other embedded or linked instruments. The Group presents the hedged interest expense related to vanilla debt instruments through interest expense.
(j) Inventories
The Group applies the broker-dealer exemption to its inventories stated in paragraph 3 of IAS 2,
Inventories. The Group has physical holdings of commodities held for trading purposes. These are measured at fair value less costs to sell and relate to the recycled metals trading division. The cost of such inventories including the changes in their fair value is recognized within "Net physical commodities income" in the consolidated income statement.
The Group holds cryptocurrencies, both for its own account in order to generate a return, and to complement its cryptocurrency client offerings. The Group does not act as a custodian for crypto and, other than in limited circumstances, does not allow clients to provide crypto as security for client activity.
The Group holds these cryptocurrencies in either a hot wallet at Fireblocks (kept online) or in cold storage at a crypto custodian (kept offline). The Group classifies cryptocurrency holdings as inventories on the statement of financial position measured at fair value less costs to sell.
The Group has holdings of carbon emission certificates held for trading purposes. These are held at fair value less costs to sell. The cost of such inventories including the changes in their fair value is recognized within "Net trading income' in the consolidated income statement.
(k) Physical commodity contracts
The Group trades in physical commodity contracts for the purposes of trading. As such, these contracts meet the definition of a derivative financial instrument and therefore where outstanding at year end are recorded at fair value on the statement of financial position with changes in fair value reflected within net physical commodities income.
3        Material Accounting Policy Information continued
(l) Derivative financial instruments and hedging activities
Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured to their fair value at the end of the report period. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument and, if so, the nature of the item being hedged.
The Group designates certain derivatives as either:
•Fair value hedges: Hedges of the change in the fair value of recognized assets or liabilities or unidentified firm commitments; or
•Cash flow hedges: Hedges of a particular risks associated with the cash flows of recognized assets and liabilities and highly probable forecast transactions.
At the inception of the hedge relationship, the Group documents the economic relationship between the hedging instrument and the hedged item, including the risk management objective and strategy for undertaking the hedge. The Group also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions have been "highly effective" in offsetting changes in fair values or cash flows of hedged items.
Fair value hedges
Changes in the fair value of derivatives that are designated and qualify as fair value hedges are recorded in the consolidated income statement, together with any changes in the fair value of the hedged asset or liability that are attributable to the hedged risk. The gain or loss relating to the effective portion of the hedge is recognized in the consolidated income statement within the same line item as the hedged item.
Cash flow hedges
The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in other comprehensive income (OCI) and accumulated in the cash flow hedge reserve within equity. The gain or loss relating to the ineffective portion is recognized immediately in the consolidated income statement.
Amounts accumulated in equity are reclassified to the consolidated income statement in the periods when the hedged item affects profit or loss (for example, when the forecasted sale that is hedged takes place). When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any accumulative gain or loss existing in equity at that time remains in equity and is recognized when the forecasted transaction is ultimately recognized in the consolidated income statement.
As at 31 December 2025 the Group did not have any net investment hedge relationships.
Derivatives that do not qualify for hedge accounting
Certain derivative instruments do not qualify for hedge accounting or the Group chooses not to designate them as such. Changes in the fair value of any derivative instruments that does not qualify for hedge accounting are recognized immediately in the consolidated income statement within net trading income.
3        Material Accounting Policy Information continued
(m) Reverse repurchase agreements, repurchase agreements, stock borrowing and stock lending
As part of the Group's trading, financing and liquidity management activities, the Group purchases debt securities under agreements to resell (a reverse repurchase agreement – ‘reverse repo’), sells debt securities under agreements to repurchase (a repurchase agreement - ‘repo’), enters into stock borrowing transactions, and stock lending transactions which are classified as follows:
Trading
•The Group's reverse repo and stock borrowing transactions which are used to meet counterparty needs under matched book principal strategies and market making trading activities are considered to form part of the Group's held for trading business model and are measured at fair value through profit or loss.  The Group’s repos and stock lending transactions which are used to finance securities and support the facilitation of client activity are designated as financial liabilities at fair value through profit or loss to reflect the fact that both assets and liabilities are managed and evaluated together on a fair value basis and therefore better reflects the economic reality and eliminates an accounting mismatch.
•The Group records the income statement impact of these reverse repo, repo, stock borrowing and stock lending activities (collectively referred to as the 'Securities Financing business') as net trading income.  Net trading income includes the realized transactional purchases and sales as well as any residual interest income and expense arising from these structures.
3        Material Accounting Policy Information continued
(m) Reverse repurchase agreements, repurchase agreements, stock borrowing and stock lending
continued
Funding and Liquidity
•The portion of the Group's reverse repo, repo, stock borrowing and stock lending transactions which are entered into for own purposes such as investment of excess cash or raising funding (also referred to as 'For Needs' funding) are measured at amortized cost. They are held in a business model to collect contractual cash flows and meet contractual payment obligations and are therefore recognized at amortized cost.
•The Group records the income statement impact of these reverse repo, repo, stock borrowing and stock lending activities as net interest income.
Collateral
It is the Group’s policy to receive or pledge cash or securities (non-cash collateral) to collateralize such agreements and transactions in accordance with contractual arrangements. The Group monitors the fair value of its collateral daily, requiring counterparties to deposit additional collateral or return collateral pledged.
Any non-cash collateral received is not included on the statement of financial position as the Group does not acquire the risk and rewards of ownership, however they are recorded off-balance sheet as collateral received. Cash consideration paid (or cash collateral provided) is accounted for as a loan asset at amortized cost unless it is mandatorily classified as fair value through profit or loss. Whereas the securities and stock are retained on the balance sheet as the Group retains substantially all the risk and rewards of ownership and these securities and stock are disclosed as pledged collateral. Cash consideration received (or cash collateral received) is accounted for as a financial liability at amortized cost unless it is irrevocably designated at fair value through profit or loss at initial recognition.
The treatment of the non-cash collateral received or pledged remains consistent irrespective of the business model.
3        Material Accounting Policy Information continued
(n) Cash and cash equivalents
The Group considers cash held at banks and all highly liquid investments not held for trading purposes, with original or acquired maturities of 90 days or less, including certificates of deposit, to be cash and cash equivalents. Cash and cash equivalents not deposited with or pledged to broker-dealers, clearing organizations, counterparties or segregated under federal or other regulations is recognized on the statement of financial position.
Cash flow classification
Cash flows from debt securities issued and redeemed which support Group’s ordinary funding and liquidity management activities that support the Group’s revenue-generating operations are classified as cash flows from operating activities in the Group’s statement of cash flows. Cash flows from the issuance and redemption of debt instruments that represent capital or structural funding of the Group, including instruments issued to satisfy regulatory capital requirements or other debt instruments that form part of the Group’s long-term capital structure, are classified as cash flows from financing activities in the Group’s statement of cash flows. For more information on the components of the Group's debt securities refer to
Note 22.
Client money
Pursuant to the requirements of the Commodity Exchange Act and Commission Regulation 30.7 of
the U.S. Commodity Futures Trading Commission (‘CFTC’) in the U.S. the Markets in Financial
Instruments Implementing Directive 2006/73/EC underpinning the Client Asset (‘CASS’) rules in the
Financial Conduct Authority (‘FCA’) handbook in the U.K. and the Securities & Futures Act in Singapore,
funds deposited by clients relating to futures and options on futures contracts in regulated commodities must be carried in separate accounts, which are designated as segregated or secured client accounts
(which are off-balance sheet and further disclosed under note 28 "Client Money"). Additionally, in accordance with rule 15c3-3 of the Securities Exchange Act of 1934, the Group maintains separate accounts for the exclusive benefit of securities clients and proprietary accounts of broker dealers. Rule
15c3-3 requires the Group to maintain special reserve bank accounts for the exclusive benefit of securities clients and the proprietary accounts of broker dealers. The deposits in segregated client accounts and the special reserve bank accounts are not commingled with Group funds. Under the FCA's rules certain categories of clients may choose to opt-out of segregation.
Safeguarded funds
In accordance with Regulation 23 of the Payment Services Regulations 2017, the Group is required to safeguard funds received from or on behalf of payment service users for the execution of payment transactions. Safeguarded funds are held in segregated accounts at authorized credit institutions regulated by the Prudential Regulations Authority and the FCA. These accounts are designated as safeguarding accounts and are used exclusively for holding customer funds. The Group holds these funds in a custodial capacity on behalf of payment service users and has no control over these funds. The funds are held for the benefit of payment service users and are protected from claims by the Group's creditors.
Accordingly, safeguarded funds are not recognized on the Group's statement of financial position.
3        Material Accounting Policy Information continued
(o) Share-based payments
The Group operates various share-based compensation schemes.
Equity-settled share-based payments to employees and others providing similar services are measured at the fair value of the equity instruments at the grant date. The fair value excludes the effect of non-market-based vesting conditions. Details regarding the determination of the fair value of equity-
settled share-based transactions are set out in note 33. The fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight line basis over the vesting period, based on the Group's estimate of the number of equity instruments that will eventually vest.
The expense is recognized in compensation and benefits, together with a corresponding increase in equity. At each reporting date, the Group revises its estimate of the number of equity instruments expected to vest as a result of the effect of non-market-based vesting conditions. The impact of the revision on the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to reserves.
For cash-settled share-based payments, a liability is recognized for the goods or services acquired, measured initially at the fair value of the liability. At each reporting date until the liability is settled, and at the date of settlement, the fair value of the liability is remeasured, with any changes in fair value recognized in the income statement for the year.
(p) Trade and other receivables
Trade and other receivables predominantly comprise financial assets that are initially recognized at fair value and subsequently measured at amortized cost in accordance with the Group’s financial instruments policy set out in note 3(i).  These balances mainly comprise Amounts due from exchanges, clearing houses and other counterparties, Amounts receivable from clients, Settlement balances,
Amounts due from Prime Brokers, Trade Debtors and Default funds and deposits.
Interest income is recognized using the effective interest method. Impairment is assessed under the expected credit loss model described in note 3(i), with the simplified approach applied to trade receivables.
The Group also holds a small number of receivable balances that are measured at fair value through profit or loss or that represent non-financial assets. Further information on these items is provided in the related note to the financial statements (see note 25).
(q) Trade and other payables
Trade and other payables predominantly comprise financial liabilities that are initially recognized at fair value and subsequently measured at amortized cost in accordance with the Group’s financial instruments policy in note 3(i). These balances mainly consist of Amounts due to exchanges, clearing houses and other counterparties, Amounts payable to clients and Amounts due to Prime Brokers.
The Group also holds a small number of payable balances that are measured at fair value through profit or loss or that represents non-financial liabilities, such as accruals and tax balances, which are recognized and measured in accordance with the applicable accounting standards. Further information on the composition of trade and other payables is provided in the related note to the financial statements
(see note 26).
3        Material Accounting Policy Information continued
(r) Non-current assets held for sale and associated liabilities
The Group applies IFRS 5 Non-current Assets Held for Sale and Discontinued Operations. Non-
current assets (or disposal groups) are classified as held for sale when their carrying amount is expected to be recovered principally through a sale transaction rather than through continuing use.
In order to be classified as held for sale, the asset (or disposal group) must be available for immediate sale in its present condition, subject only to terms that are usual and customary for such sales, and the sale must be highly probable. When a non-current asset is acquired exclusively with a view to its subsequent disposal, the asset (or disposal group) can be classified as held for sale at the acquisition date only if the sale is anticipated to be complete within one year and it is highly probable that any remaining classification criteria will be satisfied shortly after the acquisition.
Non-current assets (or disposal groups) classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell. Newly acquired asset (or disposal group), as part of a business combination, that meet the criteria to be classified as held for sale shall be measured at fair value less cost to sell. Assets classified as held for sale and related liabilities are presented separately on the consolidated statement of financial position.